UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2015

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2015 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2015 was one marked by a continuation of positive trends in economic data, a generally favorable – but increasingly volatile – equity market environment, and perhaps the beginning of an inflection point in the fixed income market. Economic data in the U.S. during the period reflected underlying strength in many segments of the economy. The employment situation remained a bright spot, with the February employment report showing a better-than-expected gain of 295,000 jobs during the month. The gains were broad-based, and the consensus among economists is that results for the remainder of 2015 should continue along the same path. In addition, the unemployment rate fell to 5.5%, which is approaching the level most economists consider full employment.

The overall economy also remained on an upward trajectory, as evidenced by gains in real gross domestic product (GDP). Despite slowing somewhat in the fourth quarter of 2014, real GDP is growing at about a 3% annual rate, which analysts believe translates into annual employment growth of 3 million jobs. Housing also appears to have emerged from a brief lull, with propsective homebuyers gaining confidence in the outlook for the economy.

Another positive sign emerged in the past six months in the form of improved economic conditions outside of the U.S., particularly in Europe. Many developed economies have lagged behind the U.S.’s rebound, but are now beginning to show indications of waking from their slumber. One of the key catalysts for this nascent recovery is the U.S. Federal Reserve-style asset purchase program announced by the European Central Bank (ECB) early in the year. As part of that program, the ECB committed to purchasing about €60 billion ($69 billion) per month of private and public securities until September 2016. The announcement was well received by equity investors, as European stock indexes have performed very well over the period since the ECB’s statement.

For its part, the U.S. Federal Open Market Committee (FOMC) ended its own asset purchase program last October, and is now deliberating as to when to begin to raise interest rates. The consensus among FOMC-watchers is that the Fed will begin to raise the fed funds rate sometime in the third quarter, but Federal Reserve Chairman Janet Yellen has said the Fed will continue to be “patient” as it assesses when to begin to normalize rates.

With the FOMC seemingly at a transition point in deciding when to raise rates, yields on Treasury securities generally exhibited a steady decline during the past six months.The 10-year U.S. Treasury reached a high of 2.63% on September 18, 2014 before declining to a low of 1.67% on February 2, 2015. Once speculation grew that the Fed might begin to raise rates sooner than expected, yields began to rise again, with the 10-year U.S. Treasury yield ending February 28, 2015 at 2.00%.

Equity market performance was robust over the past six months, although marked with periods of high volatility. As in 2014, investors used January to book profits, sending indices lower. However, markets quickly revovered and then some, posting very strong gains in February, partly in response to the ECB’s asset purchase program announcement. With this environment as a backdrop, the MSCI World NR Index (global all-capitalization) posted a total return of 2.14% for the six months ended February 28, 2015. In the fixed income asset class, during a period in which Treasury yields generally declined, the Barclays Capital Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a positive total return of 2.25% over the six months ended February 28, 2015.

As discussed in more detail below, the PMC Funds benefited from the economic and financial market recovery with each of the two funds posting positive returns over the six-month period.

Total Returns as of February 28, 2015

Fund	Three Months	Six Months	One Year	Annualized Since Inception	Inception Date	Net Expense Ratio	Gross Expense Ratio
PMC Diversified Equity Fund	2.80%	3.69%	8.71%	13.18%	8-26-09	1.46%	1.53%
MSCI World NR Index	2.26%	2.14%	7.87%	11.56%
PMC Core Fixed Income Fund	0.95%	1.25%	4.11%	6.09%	9-28-07	1.05%	1.47%
Barclays Capital Aggregate Bond Index	1.23%	2.25%	5.05%	5.08%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at www.investpmc.com or by calling 888-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2015; without these waivers, returns would have been less favorable.

Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the PMC Diversified Equity Fund’s average net assets through December 29, 2015 and 1.00% of the PMC Core Fixed Income Fund’s average net assets through December 29, 2015, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees it waived and Fund expenses it paid.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by five institutional investment managers: Mellon Capital Management Corporation (Large Cap Growth); Loomis, Sayles & Company (Large Cap Value); Delaware Investment Fund Advisers (Small Cap Core); Thomas White International, Ltd. (International ADR); and William Blair & Co., LLC (Global Overlay). The Fund performed well in the six months ended February 28, 2015, generating a return of +3.69%, slightly ahead of the performance of the benchmark MSCI World NR Index, which posted a return of +2.14%.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund performed fairly well on an absolute basis over the six-month period ended February 28, 2015. During this period, the Fund posted a return of +1.25%, slightly lagging the performance of the benchmark Barclays Capital Aggregate Bond Index return of +2.25%. Strategies employed by the Fund’s sub-advisers, Neuberger Berman Fixed Income LLC, Schroder Investment Management North America, Inc., and William Blair & Co., LLC, have been focused on narrowing credit spreads. However, the decline in Treasury yields caused spreads to widen during the period, adversely impacting performance. We believe that the sub-advisers’ portfolios are well-positioned for an environment in which the Fed begins to normalize interest rates.

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed, and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet | PMC

Envestnet Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/14–2/28/15).

Actual	Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Expenses Paid During Period 9/1/14–2/28/15*
PMC Core Fixed Income Fund
Actual	$1,000.00	$1,012.50	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
PMC Diversified Equity Fund
Actual	1,000.00	1,036.90	7.07
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.40% for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Average Annual Returns as of February 28, 2015

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Bond Index
One Year	4.11%	5.05%
Five Year	4.38%	4.29%
Since Inception (9/28/07)	6.09%	5.07%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2015 is shown below.

Average Annual Returns as of February 28, 2015

	PMC Diversified Equity Fund	MSCI World Index
One Year	8.71%	8.45%
Five Year	13.91%	12.31%
Since Inception (8/26/09)	13.12%	12.16%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited)

	Principal Amount	Value
Asset Backed Securities—11.78%
Accredited Mortgage Loan Trust
2005-3, 0.620%, 09/25/2035(d)	$148,000	$145,405
Aegis Asset Backed Securities Trust
2005-1, 0.705%, 03/25/2035(d)	170,000	154,587
2005-3, 0.651%, 08/25/2035(d)	330,000	287,837
American Airlines Trust
2014-1, 4.375%, 04/01/2024	295,000	306,063
American Credit Acceptance Receivables Trust
A, 1.640%, 11/15/2016(a)	4,896	4,898
A, 1.450%, 04/16/2018(a)	25,064	25,087
American Express Credit Account Master Trust
A, 0.543%, 12/15/2021(d)	300,000	299,547
American Express Issuance II
2013-2, 0.583%, 08/15/2019(d)	110,000	110,533
AmeriCredit Automobile Receivables Trust
C, 1.570%, 01/08/2019	40,000	39,945
C, 2.290%, 11/08/2019	260,000	261,351
C, 2.150%, 03/09/2020	190,000	189,269
C, 2.180%, 06/08/2020	160,000	160,191
Ameriquest Asset-Backed Pass-Through Certificate
2004-R2, 0.858%, 04/25/2034(d)	215,628	212,974
Ameriquest Mortgage Securities, Inc.
2003-10, 0.928%, 12/25/2033(d)	188,266	183,949
ARL Second LLC
2014 00.00%, 3.970%, 06/15/2044(a)	150,000	155,476
Bank of America Credit Card Trust
2014-3A, 0.462%, 01/15/2020(d)	295,000	295,023
Barclays Dryrock Issuance Trust
2014-2, 0.501%, 03/16/2020(d)	275,000	274,902
Cabela’s Credit Card Master Trust
2011-IV, 1.900%, 10/15/2019(a)	130,000	131,866
2014-II, 0.623%, 07/15/2022(d)	203,000	202,715
Carfinance Capital Auto Trust
A, 1.750%, 11/15/2017(a)	20,114	20,156
A, 1.750%, 06/15/2021(a)	160,000	159,409
Carrington Mortgage Loan Trust
2005-OPT2, 0.805%, 05/25/2035(d)	100,000	86,510
2006-RFC1, 0.305%, 06/25/2035(d)	230,219	217,478
2005-NC3, 0.631%, 06/25/2035(d)	310,000	297,117
2005-NC5, 0.651%, 10/25/2035(d)	280,000	245,190
2006-NC1, 0.465%, 01/25/2036(d)	380,000	313,843
Centex Home Equity Loan Trust
2004-A, 0.755%, 01/25/2034(d)	312,881	292,276
2005-D, 0.651%, 10/25/2035(d)	175,000	157,429
Chase Issuance Trust
2014-5A, 0.543%, 04/15/2021(d)	635,000	633,945
Chrysler Capital Auto Receivable
D, 2.640%, 07/15/2021(a)	350,000	348,509
CIT Equipment Collateral
2014-VT1, 1.500%, 10/21/2019(a)	385,000	384,767
Citibank Credit Card Issuance Trust
2014-A7, 0.372%, 08/24/2018(d)	285,000	284,879

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.635%, 05/25/2035(d)	$325,000	$281,334
M-1, 0.924%, 06/25/2035(a)(d)	112,889	110,268
CLI Funding V LLC
2013-1, 2.830%, 03/20/2028(a)	161,667	160,237
2013-2, 3.220%, 06/18/2028(a)	192,042	191,335
2014-1, 3.290%, 06/18/2029(a)	93,014	93,607
CPS Auto Trust
2014-C, 1.310%, 02/15/2019(a)	247,834	247,539
DT Auto Owner Trust
2014-2, 2.460%, 01/15/2020(a)	180,000	180,279
Element Rail Leasing
2015-1 A-2, 3.590%, 02/19/2045	440,000	440,000
Ellington Loan Acquisition Trust
2007-2, 1.271%, 05/25/2037(a)(d)	342,134	308,943
EquiFirst Mortgage Loan Trust
2003-2, 1.297%, 09/25/2033(d)	284,603	279,657
Exeter Automobile Receivables Trust
2014-1, 1.290%, 05/15/2018(a)	76,353	76,364
2014-2, 1.060%, 08/15/2018(a)	21,665	21,588
Fieldstone Mortgage Investment Trust
2005-1, 1.293%, 03/25/2035(d)	200,000	180,771
First Franklin Mortgage Loan Trust
2005-FF1, 0.906%, 12/25/2034(d)	214,552	205,642
M-5, 1.730%, 01/25/2035(d)	95,000	94,730
Flagship Credit Auto Trust
2013-1, 1.320%, 04/16/2018(a)	98,442	98,551
2013-2, 1.940%, 01/15/2019(a)	71,828	72,250
2014-1, 2.550%, 02/18/2020(a)	65,000	65,147
Ford Credit Auto Owner Trust 2015-REV1
A, 2.120%, 07/15/2026(a)	210,000	209,694
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028(a)	204,167	202,943
2014-1, 3.190%, 07/17/2029(a)	235,417	234,816
GSAMP Trust
2005-HE6, 0.611%, 11/25/2035(d)	350,000	325,438
Home Equity Mortgage Trust
2004-5, 1.771%, 02/25/2035(d)	100,402	95,232
HSI Asset Securitization Trust
2006-OPT2, 0.561%, 01/25/2036(d)	390,000	321,785
IndyMac Residential Asset Backed Trust
M-3, 0.642%, 08/25/2035(d)	175,000	160,316
JP Morgan Mortgage Acquisition Trust
2006-CW1, 0.321%, 05/25/2036(d)	165,949	164,530
Long Beach Mortgage Loan Trust
2005-1, 1.041%, 02/25/2035(d)	185,000	169,253
MASTR Asset Backed Securities Trust
2006-HE1, 0.461%, 01/25/2036(d)	330,000	301,784
Morgan Stanley ABS Capital I, Inc. Trust
2004-HE6, 0.996%, 08/25/2034(d)	240,000	224,895
2005-HE3, 1.146%, 07/25/2035(d)	392,010	349,402
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.296%, 05/25/2032(d)	181,795	172,814

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
New Century Home Equity Loan Trust
2005-B, 0.555%, 10/25/2035(d)	$200,000	$186,093
Newcastle Mortgage Securities Trust
A-4, 0.451%, 03/25/2036(d)	180,000	176,208
Nissan Master Owner Trust
2013-A, 0.461%, 02/15/2018(d)	330,000	330,030
OnDeck Asset Securitization Trust LLC
2014-1, 3.150%, 05/17/2018(a)	205,000	204,795
OneMain Financial Issuance Trust
A, 2.430%, 06/18/2024(a)	335,000	336,856
A, 2.470%, 09/18/2024(a)	175,000	175,047
A, 3.190%, 03/18/2026(a)	155,000	155,775
Prestige Auto Receivables Trust
B, 1.910%, 04/15/2020(a)	115,000	115,031
RAMP Trust
M-5, 0.801%, 10/25/2034(d)	232,064	208,521
M-4, 0.571%, 03/25/2035(d)	330,000	291,438
M-1, 0.671%, 07/25/2035(d)	380,000	332,738
2006-RZ1, 0.555%, 03/25/2036	330,000	298,904
RASC Trust
M-5, 0.821%, 07/25/2035(d)	325,000	282,765
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	85,000	85,037
2013-5, 2.250%, 06/17/2019	315,000	317,988
2014-2, 2.330%, 11/15/2019	195,000	195,394
2013-4, 3.250%, 01/15/2020	375,000	384,975
2014-1, 2.360%, 04/15/2020	305,000	307,007
2014-3, 2.130%, 08/17/2020	285,000	284,235
SoFi Professional Loan Program
A-1, 1.771%, 06/25/2025(a)(d)	156,751	158,993
Springleaf Funding Trust 2015-A
2015-A, 3.160%, 11/15/2024(a)	220,000	221,719
Structured Asset Investment Loan Trust
2004-6, 0.971%, 07/25/2034(d)	266,199	253,875
2004-8, 1.071%, 09/25/2034(d)	172,736	166,285
2005-3, 0.831%, 04/25/2035(d)	359,000	334,907
Structured Asset Securities Corp. Mortgage Loan Trust
M3, 0.585%, 05/25/2035(d)	155,000	150,747
A4, 0.315%, 04/25/2036(d)	173,990	165,464
Synchrony Credit Card Master Note Trust
A, 1.610%, 11/15/2020	425,000	425,288
TAL Advantage V LLC
2013-2, 3.550%, 11/20/2038(a)	266,875	271,770
2014-1, 3.510%, 02/20/2039(a)	149,400	150,301
2014-2, 3.330%, 05/20/2039(a)	161,812	162,655
Textainer Marine Iii 2014-1
2014-1, 3.270%, 10/20/2039(a)	135,333	135,604
Trinity Rail Leasing
2013-1, 3.898%, 07/15/2043(a)	116,438	118,595
United Airlines Pass Through Trust
A, 6.636%, 01/02/2024	275,889	298,650
US Airways Pass Through Trust
2012-2, 4.625%, 12/03/2026	122,267	132,049

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
VFC LLC
2014-2, 2.750%, 07/22/2030(a)	$196,774	$196,827
Westlake Auto Receivables Trust
B, 1.240%, 11/15/2019(a)	110,000	109,976
C, 1.700%, 11/15/2019(a)	175,000	174,541
World Financial Network Credit Card Mortgage Trust
A, 0.553%, 12/15/2019(d)	335,000	335,084

Total Asset Backed Securities (Cost $21,135,725)		21,556,437

Corporate Bonds—20.40%
Accommodation—0.02%
Marina District Finance Co.
9.875%, 08/15/2018	41,000	43,409

Administrative and Support Services—0.07%
Dynegy Finance I, Inc./ Dynegy Finance II, Inc.
6.750%, 11/01/2019(a)	35,000	36,662
7.375%, 11/01/2022(a)	30,000	31,800
7.625%, 11/01/2024(a)	55,000	58,438

		126,900

Ambulatory Health Care Services—0.04%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	69,062

Beverage and Tobacco Product Manufacturing—0.41%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	118,034
9.950%, 11/10/2038	177,000	309,154
Reynolds American, Inc.
7.250%, 06/15/2037	45,000	59,215
4.750%, 11/01/2042	190,000	193,432
6.150%, 09/15/2043	60,000	72,747

		752,582

Broadcasting (except Internet)—0.33%
CBS Corp.
4.600%, 01/15/2045	185,000	187,894
Sirius XM Holdings, Inc.
6.000%, 07/15/2024(a)	165,000	175,725
Univision Communications, Inc.
7.875%, 11/01/2020(a)	75,000	80,812
Viacom, Inc.
5.850%, 09/01/2043	145,000	165,302

		609,733

Chemical Manufacturing—0.59%
Eastman Chemical Co.
4.650%, 10/15/2044	500,000	529,476
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	348,611
Monsanto Co.
4.700%, 07/15/2064	180,000	199,902

		1,077,989

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Clothing and Clothing Accessories Stores—0.10%
Men’s Wearhouse, Inc.
7.000%, 07/01/2022(a)	$165,000	$174,488

Computer and Electronic Product Manufacturing—0.53%
Hewlett Packard Co.
4.300%, 06/01/2021	100,000	107,850
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	165,875
Medtronic, Inc.
4.375%, 03/15/2035(a)	245,000	267,409
Seagate HDD Cayman
4.750%, 06/01/2023	400,000	426,747

		967,881

Construction of Buildings—0.14%
D.R. Horton, Inc.
4.000%, 02/15/2020	250,000	253,750

Credit Intermediation and Related Activities—4.94%
ABN AMRO Bank NV
0.645%, 06/06/2016(a)(d)	305,000	304,752
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	81,060
3.250%, 09/29/2017	90,000	90,337
3.250%, 02/13/2018	390,000	390,487
Bank of America Corp.
1.125%, 04/01/2019(d)	320,000	322,484
3.300%, 01/11/2023	465,000	472,508
4.200%, 08/26/2024	115,000	119,219
4.000%, 01/22/2025	335,000	339,453
5.000%, 01/21/2044	115,000	132,998
Barclays Bank PLC
10.180%, 06/12/2021(a)	510,000	703,234
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	615,436
Citigroup, Inc.
4.050%, 07/30/2022	65,000	67,823
4.300%, 11/20/2026	205,000	211,147
8.125%, 07/15/2039	190,000	296,568
6.300%, 12/29/2049	215,000	219,569
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/2022	250,000	260,045
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	201,206
1.192%, 01/09/2018(d)	300,000	300,545
General Electric Capital Corp.
5.250%, 06/29/2049(d)	315,000	324,482
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	37,196
3.500%, 07/10/2019	145,000	149,308
3.150%, 01/15/2020	545,000	551,408
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	533,558

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
JPMorgan Chase & Co.
3.875%, 09/10/2024(d)	$265,000	$270,683
Lloyds Bank PLC
2.350%, 09/05/2019	410,000	414,123
Royal Bank of Canada
0.625%, 12/05/2016	655,000	656,080
Standard Chartered PLC
5.200%, 01/26/2024(a)	250,000	271,931
Wells Fargo & Co.
4.100%, 06/03/2026	505,000	529,273
Wells Fargo Capital X
5.950%, 12/01/2086	165,000	170,033

		9,036,946

Diversified Financial Services—0.70%
American Express Co.
5.200%, 05/29/2049(d)	190,000	193,087
4.900%, 12/29/2049	340,000	340,000
Bank Of America Corp.
6.250%, 09/29/2049(d)	175,000	180,906
Citigroup, Inc.
5.800%, 11/29/2049(d)	325,000	329,469
HSBC Holdings PLC
5.625%, 12/29/2049(d)	230,000	233,163

		1,276,625

Educational Services—0.04%
The George Washinton University
3.485%, 09/15/2022	75,000	78,046

Food and Beverage Stores—0.06%
Tesco PLC
6.150%, 11/15/2037(a)	100,000	106,765

Food Manufacturing—0.14%
Grupo Bimbo SAB de CV
4.875%, 06/27/2044(a)	250,000	258,975

Funds, Trusts, and Other Financial Vehicles—0.42%
Health Care REIT, Inc.
4.125%, 04/01/2019	200,000	214,423
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025(a)	545,000	557,250

		771,673

Hospitals—0.07%
HCA, Inc.
5.250%, 04/15/2025	125,000	137,500

Insurance Carriers and Related Activities—1.14%
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021(a)	165,000	174,487
Humana, Inc.
7.200%, 06/15/2018	35,000	40,759
Liberty Mutual Group, Inc.
6.500%, 05/01/2042(a)	55,000	69,966
4.850%, 08/01/2044(a)	170,000	182,895

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Prudential Financial, Inc.
5.200%, 03/15/2044(d)	$555,000	$565,295
The Allstate Corp.
5.750%, 08/15/2053(d)	415,000	449,393
Voya Financial, Inc.
5.650%, 05/15/2053(d)	335,000	349,238
WellPoint, Inc.
4.650%, 01/15/2043	240,000	262,506

		2,094,539

Machinery Manufacturing—0.05%
Seventy Seven Operating LLC
6.625%, 11/15/2019	105,000	84,787

Merchant Wholesalers, Durable Goods—0.02%
Cdw Llc / Cdw Fin Corp.
5.000%, 09/01/2023	40,000	40,300

Merchant Wholesalers, Nondurable Goods—0.54%
Actavis Funding SCS
3.850%, 06/15/2024	211,000	215,906
4.850%, 06/15/2044	222,000	229,776
Lyondellbasell Industries Nv Sr Glbl Nt 55
4.625%, 02/26/2055	320,000	317,186
Mexichem SAB de CV
5.875%, 09/17/2044(a)	220,000	224,400

		987,268

Mining (except Oil and Gas)—0.47%
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	900,000	851,453

Miscellaneous Manufacturing—0.26%
Becton, Dickinson & Co.
2.675%, 12/15/2019	340,000	347,522
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,822

		474,344

Nonstore Retailers—0.09%
Suburban Propane Partners, L.P.
5.750%, 03/01/2025	160,000	164,800

Oil and Gas Extraction—1.70%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	257,566
Apache Corp.
4.750%, 04/15/2043	270,000	283,981
California Resources Corp.
6.000%, 11/15/2024(a)	135,000	120,994
Chesapeake Energy Corp.
3.503%, 04/15/2019(d)	50,000	49,250
Continental Resources, Inc.
5.000%, 09/15/2022	112,000	111,020
Enterprise Products Operating LLC
4.850%, 03/15/2044	208,000	231,724
4.950%, 10/15/2054	75,000	83,069

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
GNL Quintero SA
4.634%, 07/31/2029(a)	$355,000	$369,864
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	90,982
6.000%, 03/01/2041	40,000	46,603
Petróleos Mexicanos
4.500%, 01/23/2026(a)	225,000	229,556
Phillips 66
4.300%, 04/01/2022	215,000	235,324
4.650%, 11/15/2034	418,000	451,042
5.875%, 05/01/2042	110,000	134,297
Williams Partners LP
3.600%, 03/15/2022	415,000	416,104

		3,111,376

Petroleum and Coal Products Manufacturing—0.31%
Marathon Petroleum Corp.
5.000%, 09/15/2054	250,000	256,843
Phillips 66 Partners LP
3.605%, 02/15/2025	305,000	307,955

		564,798

Pipeline Transportation—0.87%
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	261,779
6.500%, 02/01/2042	200,000	239,937
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	165,000	172,624
6.500%, 09/01/2039	325,000	378,984
5.500%, 03/01/2044	190,000	203,499
5.400%, 09/01/2044	95,000	101,115
The Williams Cos, Inc.
4.550%, 06/24/2024	90,000	88,343
Williams Partners LP
5.400%, 03/04/2044	145,000	151,030

		1,597,311

Publishing Industries (except Internet)—0.10%
Gannett Co, Inc.
5.500%, 09/15/2024(a)	175,000	182,438

Real Estate—0.94%
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	558,553
DuPont Fabros Technology LP
5.875%, 09/15/2021	150,000	157,500
EPR Properties
5.750%, 08/15/2022	225,000	247,771
Education Realty Operating Partnership, LP
4.600%, 12/01/2024	315,000	328,868
Ventas Realty LP
2.700%, 04/01/2020	430,000	432,823

		1,725,515

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Rental and Leasing Services—0.57%
Air Lease Corp.
3.375%, 01/15/2019	$60,000	$61,500
3.875%, 04/01/2021	110,000	113,850
4.250%, 09/15/2024	355,000	366,538
ERAC USA Finance LLC
4.500%, 02/15/2045(a)	305,000	310,099
FLY Leasing LTD
6.375%, 10/15/2021	200,000	198,500

		1,050,487

Repair and Maintenance—0.05%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	97,537

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.74%
Jefferies Group LLC
6.500%, 01/20/2043	190,000	195,372
JPMorgan Chase & Co.
1.350%, 02/15/2017	355,000	355,998
6.000%, 12/29/2049	320,000	327,800
Morgan Stanley
3.750%, 02/25/2023(d)	230,000	240,628
4.350%, 09/08/2026(d)	260,000	271,339
4.300%, 01/27/2045(d)	165,000	168,694
5.450%, 12/29/2049(d)	450,000	461,025
Navient Corp.
5.000%, 10/26/2020	125,000	126,875
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	290,000	295,420
1.861%, 11/29/2023(d)	275,000	285,039
5.700%, 12/29/2049	440,000	455,950

		3,184,140

Support Activities for Mining—0.59%
Ensco PLC
4.700%, 03/15/2021	180,000	185,186
4.500%, 10/01/2024	149,000	146,305
5.750%, 10/01/2044	420,000	438,822
Rio Tinto Fin USA PLC
4.125%, 08/21/2042	46,000	46,929
Rowan Cos., Inc.
5.400%, 12/01/2042	175,000	148,452
Targa Resource Partners LP/Targa Resources
5.000%, 01/15/2018(a)	105,000	109,463

		1,075,157

Telecommunications—1.48%
AT&T, Inc.
2.400%, 08/15/2016	500,000	508,339
Qwest Corp.
6.750%, 12/01/2021	365,000	421,791
Verizon Communications, Inc.
2.625%, 02/21/2020(a)	466,000	470,774
6.550%, 09/15/2043	785,000	1,033,208

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
5.012%, 08/21/2054(a)	$262,000	$275,481

		2,709,593

Transportation Equipment Manufacturing—0.30%
Trinity Industries, Inc.
4.550%, 10/01/2024	550,000	547,167

Utilities—0.57%
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	350,182
5.550%, 06/01/2045	475,000	511,844
Sabine Pass Liquefaction, LLC
5.625%, 03/01/2025(a)	175,000	176,094

		1,038,120

Total Corporate Bonds (Cost $36,090,526)		37,323,454

Foreign Corporate Bonds—4.52%
Aircastle Ltd.
6.750%, 04/15/2017	105,000	113,925
ArcelorMittal
5.750%, 08/05/2020	360,000	391,050
Bank of Montreal
1.950%, 01/30/2017(a)	250,000	254,740
Barclays Bank PLC
6.750%, 05/22/2019	100,000	118,468
Barrick Gold Corp.
4.100%, 05/01/2023	203,000	202,410
BBVA Banco Continental SA
3.250%, 04/08/2018(a)	120,000	123,504
BRF SA
4.750%, 05/22/2024(a)	170,000	168,088
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016(a)	455,000	463,985
Cogeco Cable, Inc.
4.875%, 05/01/2020(a)	85,000	87,019
Credit Suisse Group AG
6.250%, 12/29/2049	310,000	308,109
Danske Bank A/S
3.875%, 04/14/2016(a)	200,000	206,093
Deutsche Annington Finance BV
3.200%, 10/02/2017(a)	230,000	236,527
Ecopetrol SA
5.875%, 05/28/2045	120,000	115,788
Electricite de France SA
5.625%, 12/29/2049(d)	420,000	454,755
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038(a)	200,000	210,420
Grupo Televisa SAB
5.000%, 05/13/2045	100,000	104,776
Guernsey Credit Suisse AG
1.625%, 03/06/2015(a)	200,000	199,348
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	237,683
5.250%, 03/14/2044	200,000	229,037

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Inmarsat Finance PLC
4.875%, 05/15/2022(a)	$110,000	$112,222
London UBS AG
2.250%, 03/30/2017(a)	260,000	265,651
LYP International Finance BV
4.875%, 03/15/2044	170,000	183,364
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015(a)	200,000	200,398
2.000%, 02/05/2019(a)	200,000	201,730
Petrobras Global Finance BV
3.000%, 01/15/2019	180,000	156,292
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	250,000	252,347
3.500%, 03/22/2022	85,000	88,468
Royal Bank of Scotland Group PLC
1.875%, 03/31/2017	265,000	266,244
Signet UK Finance PLC
4.700%, 06/15/2024	95,000	96,230
Societe Generale SA
6.000%, 07/27/2045(d)	200,000	190,524
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019(a)	495,000	492,043
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	76,678
Telecom Italia SpA
5.303%, 05/30/2024(a)	200,000	211,792
The Bank of Nova Scotia
2.150%, 08/03/2016(a)	280,000	285,568
Transocean, Inc.
3.800%, 10/15/2022	540,000	419,827
Vale Overseas Ltd.
4.375%, 01/11/2022	350,000	341,936
Vale SA
5.625%, 09/11/2042	125,000	112,275
XLIT Ltd.
5.750%, 10/01/2021	80,000	94,030

Total Foreign Corporate Bonds (Cost $8,207,805)		8,273,344

Foreign Government Agency Issues—0.73%
Eurasian Development Bank
5.000%, 09/26/2020(a)	485,000	429,768
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	317,807
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	75,974
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	146,487
Province Of Ontario, Canada
0.950%, 05/26/2015	360,000	360,632

Total Foreign Government Agency Issues (Cost $1,371,329)		1,330,668

Foreign Government Notes/Bonds—0.72%
Mexico Bonos
8.000%, 06/11/2020	6,715,000	510,131

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Mexico Government International Bond
3.600%, 01/30/2025	$200,000	$207,000
4.600%, 01/23/2046	200,000	209,500
Republic of Columbia
4.000%, 02/26/2024	205,000	214,225
Suncor Energy, Inc.
6.500%, 06/15/2038	135,000	175,486

Total Foreign Government Notes/Bonds (Cost $1,345,436)		1,316,342

Mortgage Backed Securities—18.79%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 0.956%, 06/15/2028(a)(d)	145,000	144,966
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	156,690
2006-5, 5.414%, 09/10/2047	300,000	312,668
Bear Stearns Commerical Mortgage Securities Trust
A-4, 5.331%, 02/11/2044	60,555	64,423
Citigroup Commercial Mortgage Trust
C, 1.572%, 06/16/2033(a)(d)	150,000	150,290
X-A, 1.103%, 10/11/2047(c)(d)	1,596,965	129,333
X-A, 1.454%, 02/12/2048(c)(d)	1,215,000	129,071
COMM Mortgage Trust
2014-TWC, 1.022%, 02/13/2032(a)(d)	140,000	139,749
2014-SAVA, 1.322%, 06/15/2034(a)(d)	215,000	214,700
2013-LC6, 0.357%, 01/12/2046(a)(c)(d)	2,000,000	58,126
2013-CCRE6, 0.634%, 03/12/2046(a)(c)(d)	1,500,000	65,753
2013-CCRE12, 1.596%, 10/15/2046(c)(d)	939,005	77,876
2014-CCRE16, 1.444%, 04/12/2047(c)(d)	1,785,680	133,658
2014-CCRE17, 1.208%, 05/10/2047(c)(d)	1,491,640	109,792
2014-UBS3, 1.360%, 06/12/2047(c)(d)	1,165,558	99,544
2014-UBS6, 1.087%, 12/10/2047(c)(d)	1,394,668	99,167
Commercial Mortgage Loan Trust
FLT, 6.044%, 12/10/2049(d)	148,108	158,892
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	225,000	238,728
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049(d)	160,000	170,993
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	69,774	69,721
CSMC Trust
2014-ICE, 1.450%, 04/15/2027(a)(d)	100,000	99,631
2014-ICE, 1.800%, 04/15/2027(a)(d)	100,000	100,072
Extended Stay America Trust
2.958%, 12/05/2031(a)	150,000	153,375
Fannie Mae
5.500%, 03/15/2038	90,000	101,109
Fannie Mae- Aces
2014-M8, 0.414%, 05/25/2018(d)	123,650	123,797
2012-M14, 0.533%, 09/25/2022(c)(d)	3,319,311	100,462
2014-M8, 0.434%, 06/25/2024(c)(d)	3,236,050	101,986
2014-M8, 3.056%, 06/25/2024	185,000	193,227
Fannie Mae Connecticut Avenue Securities
2015-C01, 1.674%, 02/25/2025(d)	75,000	75,244

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Fannie Mae Pool
5.000%, 01/01/2017	$46,020	$48,541
5.000%, 12/01/2021	56,838	59,952
5.000%, 07/01/2024	24,466	27,134
5.500%, 02/01/2028	17,288	19,555
4.500%, 06/01/2029	22,908	24,898
5.000%, 03/01/2030	42,102	46,793
3.500%, 04/01/2032	149,809	158,246
5.000%, 06/01/2033	34,552	38,501
5.000%, 11/01/2033	22,663	25,248
5.000%, 08/01/2034	109,532	122,185
5.500%, 11/01/2034	238,518	269,607
5.000%, 10/01/2035	103,479	115,125
5.500%, 10/01/2035	172,197	193,979
5.500%, 10/01/2035	49,255	55,492
6.000%, 09/01/2036	7,852	8,932
6.135%, 09/01/2036(d)	35,999	38,857
6.000%, 03/01/2037	42,849	48,618
5.500%, 05/01/2037	59,076	66,365
5.500%, 07/01/2037	154,272	173,307
5.500%, 09/01/2037	5,695	6,398
5.500%, 12/01/2037	10,069	11,311
5.500%, 12/01/2037	31,705	35,617
5.000%, 02/01/2038	50,316	55,943
5.000%, 03/01/2038	57,566	63,842
5.000%, 04/01/2038	48,271	53,534
5.000%, 05/01/2038	118,365	131,270
6.000%, 05/01/2038	16,404	18,641
6.000%, 05/01/2038	72,891	82,869
5.000%, 12/01/2038	36,615	40,787
5.000%, 01/01/2039	80,640	89,432
5.000%, 01/01/2039	55,074	61,079
5.000%, 03/01/2039	39,772	44,108
5.500%, 05/01/2039	276,781	310,931
5.000%, 07/01/2039	65,000	72,087
4.500%, 03/01/2040	127,233	138,793
4.500%, 03/01/2040	84,916	92,611
4.500%, 05/01/2040	209,288	228,518
4.500%, 08/01/2040	16,961	18,506
4.500%, 08/01/2040	190,742	208,108
4.500%, 08/01/2040	220,074	240,037
4.500%, 09/01/2040	2,035	2,220
3.500%, 11/01/2040	82,343	86,514
4.500%, 12/01/2040	44,141	48,188
4.000%, 02/01/2041	134,489	145,313
4.500%, 02/01/2041	148,951	162,564
4.500%, 03/01/2041	1,350,190	1,480,029
4.000%, 04/01/2041	26,569	28,709
4.500%, 04/01/2041	66,805	72,891
5.000%, 04/01/2041	44,745	49,677
4.500%, 06/01/2041	812,841	887,024
4.500%, 07/01/2041	148,414	162,048
4.500%, 07/01/2041	84,005	91,716
4.500%, 08/01/2041	171,152	186,748

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
5.000%, 08/01/2041	$278,554	$308,923
5.000%, 08/01/2041	158,672	176,570
5.500%, 09/01/2041	71,832	80,695
4.000%, 10/01/2041	47,495	49,701
4.500%, 10/01/2041	14,910	16,286
4.500%, 10/01/2041	1,263,111	1,384,453
4.500%, 11/01/2041	38,621	42,161
3.500%, 12/01/2041	29,465	30,944
3.500%, 12/01/2041	81,240	85,330
4.000%, 01/01/2042	72,134	77,205
3.500%, 03/01/2042	43,087	45,251
4.000%, 03/01/2042	55,054	59,029
4.000%, 03/01/2042	206,778	221,698
4.000%, 03/01/2042	164,786	176,701
3.500%, 04/01/2042	112,624	118,261
3.500%, 04/01/2042	128,901	135,344
4.500%, 04/01/2042	196,605	214,368
3.259%, 06/01/2042(d)	104,086	108,820
4.000%, 07/01/2042	808,817	870,075
3.000%, 01/01/2043	52,818	53,965
3.500%, 01/01/2043	119,394	125,364
3.500%, 01/01/2043	88,463	92,877
3.500%, 02/01/2043	60,500	63,552
3.000%, 04/01/2043	66,649	68,066
3.000%, 04/01/2043	553,761	565,594
3.500%, 04/01/2043	46,018	48,567
3.500%, 04/01/2043	154,182	162,533
3.500%, 04/01/2043	64,959	68,337
3.000%, 05/01/2043	67,777	69,222
3.000%, 05/01/2043	94,118	96,129
3.000%, 06/01/2043	312,643	319,252
3.000%, 06/01/2043	22,986	23,468
3.000%, 07/01/2043	4,629	4,726
3.000%, 07/01/2043	83,071	84,808
3.000%, 08/01/2043	331,984	338,925
3.000%, 08/01/2043	220,221	224,825
3.500%, 08/01/2043	126,956	133,558
3.500%, 08/01/2043	102,104	108,139
4.000%, 08/01/2043	357,353	384,246
4.000%, 09/01/2043	174,121	188,079
4.000%, 09/01/2043	158,184	170,088
4.000%, 09/01/2043	159,726	172,924
5.000%, 09/01/2043	44,456	49,303
3.500%, 10/01/2043	90,743	95,255
4.000%, 11/01/2043	166,642	179,184
4.500%, 11/01/2043	95,771	105,126
4.500%, 11/01/2043	165,894	180,516
4.500%, 12/01/2043	98,786	107,391
4.000%, 01/01/2044	92,553	99,518
4.500%, 03/01/2044	138,168	150,298
4.000%, 04/01/2044	102,782	110,025
4.000%, 05/01/2044	88,585	94,812
4.500%, 05/01/2044	108,847	118,502
4.500%, 06/01/2044	94,974	103,805

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
4.500%, 08/01/2044	$78,576	$85,522
4.000%, 10/01/2044	121,546	130,089
4.000%, 10/01/2044	74,038	79,282
4.500%, 11/01/2044	264,617	288,614
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026(c)	60,290	3,273
2014-9, 4.000%, 05/25/2037	126,043	135,923
2008-2, 5.000%, 07/25/2037	31,492	33,523
2011-14, 5.000%, 03/25/2041	170,000	198,523
2014-11, 2.500%, 10/25/2041	164,046	142,035
FHLMC Multifamily Structured Pass Through Certificates
K-GRP, 0.551%, 04/25/2020(d)	188,352	188,709
K-038, 1.201%, 03/25/2024(d)	1,820,637	157,235
FHLMC Structured Pass Through Securities
A-6, 0.568%, 11/25/2028(d)	3,608	3,561
Fitch to Rate Motel 6 Trust
3.298%, 02/05/2030	295,000	297,228
Freddie Mac Gold Pool
5.000%, 04/01/2023	2,695	2,940
5.500%, 12/01/2027	11,778	13,152
3.500%, 01/01/2029	110,299	117,241
5.000%, 02/01/2035	7,582	8,416
5.500%, 05/01/2035	69,760	78,537
5.000%, 08/01/2035	6,302	6,985
5.500%, 09/01/2037	2,747	3,067
5.500%, 10/01/2037	3,162	3,537
5.500%, 02/01/2038	4,217	4,715
5.500%, 02/01/2038	57,863	64,577
5.500%, 07/01/2038	22,786	25,460
5.500%, 07/01/2038	11,061	12,361
5.500%, 09/01/2038	51,316	57,304
5.500%, 10/01/2038	19,130	21,354
6.000%, 10/01/2038	9,136	10,334
5.000%, 01/01/2039	52,245	57,695
4.500%, 05/01/2039	205,000	222,198
4.000%, 10/01/2040	66,027	70,877
4.000%, 02/01/2041	274,611	294,793
4.500%, 04/01/2041	108,977	118,552
4.500%, 04/01/2041	25,188	27,406
4.500%, 05/01/2041	182,222	198,348
5.000%, 05/01/2041	40,760	45,178
4.500%, 07/01/2041	99,809	108,653
4.000%, 10/01/2041	41,340	44,467
4.000%, 12/01/2041	394,491	423,314
3.500%, 06/01/2042	65,102	68,264
3.500%, 07/01/2042	69,145	72,499
3.500%, 08/01/2042	89,181	93,503
3.500%, 09/01/2042	110,129	115,474
3.000%, 01/01/2043	155,773	159,138
3.500%, 05/01/2043	69,617	72,967
3.500%, 08/01/2043	66,670	70,342
3.500%, 08/01/2043	95,789	100,946
3.500%, 08/01/2043	135,330	141,840
4.000%, 10/01/2043	96,334	103,124

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
4.500%, 10/01/2043	$74,141	$80,482
4.000%, 11/01/2043	159,099	170,314
4.500%, 11/01/2043	33,294	36,117
4.500%, 11/01/2043	19,614	21,273
4.500%, 12/01/2043	224,714	243,929
4.000%, 01/01/2044	47,232	50,562
4.500%, 03/01/2044	61,753	67,003
4.000%, 04/01/2044	124,229	134,255
4.000%, 05/01/2044	23,983	25,830
4.500%, 06/01/2044	25,000	27,198
4.500%, 06/01/2044	93,613	102,533
4.500%, 07/01/2044	115,457	125,442
4.000%, 08/01/2044	71,557	76,601
Freddie Mac Non Gold Pool
2.375%, 05/01/2036(d)	83,418	89,077
2.172%, 11/01/2036(d)	45,563	48,561
2.231%, 02/01/2037(d)	63,660	67,800
Freddie Mac REMICS
1.981%, 06/15/2015(c)(d)	193,996	634
4.500%, 12/15/2026	216,336	235,707
3.000%, 05/15/2032(c)	378,183	41,380
3.000%, 01/15/2033(c)	279,595	35,988
3.000%, 10/15/2042	115,781	119,585
FREMF Mortgage Trust
2011-K702, 4.770%, 04/25/2044(a)(d)	35,000	37,682
2012-KF01, 2.754%, 10/25/2044(a)(d)	320,000	326,966
2012-K706, 4.027%, 11/25/2044(a)(d)	190,000	200,594
2013-K712, 3.368%, 05/25/2045(a)(d)	165,000	169,229
2012-K711, 3.562%, 08/25/2045(a)(d)	250,000	260,110
2013-KF02, 3.169%, 12/25/2045(a)(d)	247,785	255,799
2014-K38, 4.223%, 06/25/2047(a)(d)	115,000	121,522
Government National Mortgage Association
2004-65, 5.500%, 10/20/2023	550,000	587,567
2010-41, 4.500%, 06/20/2033(c)	11,259	26
2011-35, 4.500%, 12/16/2037(c)	110,112	4,678
2010-98, 4.500%, 09/20/2038	65,000	71,275
2010-84, 4.500%, 11/20/2038	95,000	101,467
2014-20, 5.297%, 02/20/2044(c)(d)	718,407	103,250
2014-43, 4.000%, 03/20/2044	212,643	234,673
2012-53, 1.022%, 03/16/2047(c)(d)	1,125,116	73,485
2014-47, 1.383%, 02/16/2048(c)(d)	1,331,018	104,318
2012-70, 0.905%, 08/16/2052(c)(d)	741,122	40,823
2012-135, 1.021%, 01/16/2053(c)(d)	2,342,949	163,653
2012-107, 0.702%, 12/16/2053(c)(d)	1,709,353	97,011
2012-152, 0.754%, 01/16/2054(c)(d)	967,769	61,957
2012-147, 2.587%, 04/16/2054(d)	187,235	193,841
2014-92, 0.687%, 05/16/2054(c)(d)	885,601	52,605
2012-132, 1.118%, 06/16/2054(c)(d)	242,594	16,456
2014-75, 0.960%, 08/16/2054(c)(d)	5,370,347	348,482
GP Portfolio Trust
2014-GPP, 1.122%, 02/16/2027(a)(d)	255,000	254,623
Greenwich Capital Commercial Funding Corp.
A-4, 5.736%, 12/10/2049	120,000	129,528

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	$34,309	$36,155
2012-GC6, 2.116%, 01/10/2045(a)(c)(d)	713,818	74,588
2007-GG10, 5.796%, 08/10/2045(d)	269,755	291,674
Hilton USA Trust
2013-HLT, 1.171%, 11/05/2030(a)(d)	142,892	142,903
Impac CMB Trust
2004-10, 0.911%, 03/25/2035(d)	11,164	10,931
Impac Secured Assets Trust
2006-2, 0.671%, 08/25/2036(d)	50,000	45,751
JP Morgan Chase Commercial Mortgage Securities Trust
A, 1.117%, 12/15/2028(a)(d)	260,000	260,152
A-4, 5.429%, 12/12/2043	240,183	252,455
2007-CIBC18, 5.440%, 06/12/2047	172,945	183,225
2007-LDP10, 5.420%, 01/15/2049	141,043	150,043
2007-LDP12, 5.882%, 02/15/2051(d)	235,000	252,500
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041(a)(d)	100,000	102,648
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	164,094	173,835
2007-8, 5.886%, 08/12/2049(d)	100,000	108,723
2007-7, 5.747%, 06/12/2050(d)	125,000	134,686
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 1.440%, 05/17/2046(c)(d)	783,179	54,912
2014-C15, 1.214%, 04/17/2047(c)(d)	1,488,246	108,808
2014-C18, 1.001%, 10/18/2047(c)(d)	2,495,068	136,907
Morgan Stanley Capital I Trust
A-2, 5.610%, 04/15/2049	13,353	13,442
SCG Trust
2013-SRP1, 1.556%, 11/15/2026(a)(d)	100,000	100,105
Structured Agency Credit Risk Debt Notes
2014-HQ2, 1.621%, 09/25/2024(d)	243,935	244,451
Thornburg Mortgage Securities Trust
2005-1, 2.219%, 04/25/2045(d)	121,927	122,762
UBS-Barclays Commercial Mortgage Trust
X-A, 1.846%, 12/12/2045(a)(c)(d)	680,862	68,253
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.721%, 06/15/2049(d)	250,000	267,956
WAMU Commercial Mortgages Securities Trust
2007-SL3, 5.348%, 03/23/2045(a)(d)	154,053	157,898
Wells Fargo Commercial Mortgage Trust
A-1, 1.294%, 08/17/2050	94,784	94,691
Wells Fargo Mortgage Backed Securities Trust
2006-16, 5.000%, 11/25/2036	14,655	15,161
WF-RBS Commercial Mortgage Trust
2013-C11, 1.491%, 03/17/2045(a)(c)(d)	1,572,110	112,103
2012-C9, 2.207%, 11/17/2045(a)(c)(d)	668,584	73,289
2014-LC14, 1.457%, 03/15/2047(c)(d)	1,222,122	101,791

Total Mortgage Backed Securities (Cost $33,684,480)		34,372,999

Municipal Bonds—0.43%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	32,329

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	$195,000	$197,919
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	562,381

Total Municipal Bonds (Cost $774,803)		792,629

U.S. Government Agency Issues—6.44%
Fannie Mae
3.000%, 03/15/2028	630,000	659,669
4.500%, 03/01/2040	905,000	983,749
3.500%, 03/15/2041	760,000	796,560
4.000%, 03/15/2041	3,130,000	3,346,691
5.000%, 03/15/2041	125,000	138,662
3.000%, 03/15/2043	200,000	203,751
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	117,585
Federal Home Loan Banks
0.125%, 04/14/2015	200,000	199,976
5.500%, 07/15/2036	445,000	621,742
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	205,408
Freddie Mac
4.000%, 03/15/2041	1,505,000	1,609,353
4.500%, 03/15/2041	220,000	238,611
3.500%, 03/15/2042	280,000	293,026
Ginnie Mae
4.000%, 03/15/2042	315,000	334,958
Ginnie Mae I Pool
5.500%, 01/15/2037	22,820	26,430
6.000%, 12/15/2038	17,634	20,096
Ginnie Mae II Pool
5.000%, 05/20/2030	27,852	30,728
5.500%, 02/20/2034	37,086	41,946
4.500%, 07/20/2041	21,697	23,655
4.000%, 03/20/2042	22,874	24,373
2.000%, 04/20/2044(d)	1,735,087	1,774,464
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	90,923

Total U.S. Government Agency Issues (Cost $11,709,495)		11,782,356

U.S. Government Notes/Bonds—16.34%
U.S. Treasury Notes/Bonds
6.250%, 08/15/2023	525,000	704,649
5.500%, 08/15/2028	535,000	739,094
3.875%, 08/15/2040	230,000	287,302
United States of America
0.125%, 07/15/2024	855,407	857,412
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2019	3,737,833	3,801,200
2.000%, 01/15/2026	1,863,335	2,213,584
1.750%, 01/15/2028	358,669	420,876
3.875%, 04/15/2029	78,559	115,826
3.125%, 08/15/2044	2,175,000	2,409,663
3.000%, 11/15/2044	50,000	54,148

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
United States Treasury Note/Bond
0.250%, 09/15/2015	$2,000,000	$2,001,406
0.250%, 12/31/2015	3,000,000	3,001,173
0.500%, 09/30/2016	67,000	67,021
0.625%, 11/30/2017	495,000	490,862
3.625%, 08/15/2019	3,440,000	3,769,218
1.500%, 11/30/2019	225,000	225,193
2.250%, 04/30/2021	70,000	72,122
2.125%, 12/31/2021	1,190,000	1,215,102
2.750%, 02/15/2024	3,750,000	3,994,920
2.250%, 11/15/2024	2,515,000	2,568,248
0.250%, 01/15/2025	887,285	895,396

Total U.S. Government Notes/Bonds (Cost $29,553,760)		29,904,415

U.S. Treasury Bills—1.09%
0.140%, 07/23/2015(b)	2,000,000	1,999,622

Total U.S. Treasury Bills (Cost $1,998,896)		1,999,622

	Shares
Exchange Traded Funds—18.28%
iShares 7-10 Year Treasury Bond ETF	68,200	7,341,048
iShares Core Total U.S. Bond Market ETF	49,600	5,515,520
iShares iBoxx $ Investment Grade Corporate Bond ETF	66,300	8,075,340
iShares Intermediate Credit Bond ETF	69,800	7,724,068
SPDR Barclays High Yield Bond ETF	83,500	3,321,630
WisdomTree Emerging Markets Local Debt Fund	35,900	1,474,413

Total Exchange Traded Funds (Cost $32,782,644)		33,452,019

	Principal Amount
Money Market Funds—5.28%
Fidelity Institutional Money Market Funds—Government Portfolio	$7,949,083	7,949,084
STIT—Treasury Portfolio	1,714,931	1,714,931

Total Money Market Funds (Cost $9,664,015)		9,664,015

Total Investments (Cost $188,318,914)—104.80%		191,768,300
Liabilities in Excess of Other Assets—(4.80)%		(8,777,476)

Total Net Assets—100.00%		$182,990,824

Percentages are stated as a percent of net assets.

(a)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid using proceedures established by the Board of Trustees.
(b)	Rate shown is the effective yield based on purchase price. The calculation qassumes the security is held to maturity.
(c)	Interest only bond.
(d)	Variable rate security.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2015 (Unaudited)

Description	Number of Contracts Sold/Purchased	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-BTP Future	17	2,680,256	Mar. 2015	$(66,148)
U.S. 5-Year Note	42	5,009,812	Jul. 2015	(5,544)
U.S. Ultra Bond	8	1,346,250	Jul. 2015	(541)

Total Futures Contracts Sold		$9,036,318		$(72,233)

U.S. 2-Year Note	19	4,152,984	Jul. 2015	$(31)
U.S. 10-Year Note	10	2,428,141	Jul. 2015	(2,627)
U.S. Long Bond	13	2,103,969	Jul. 2015	(4,085)

Total Futures Contracts Purchased		$8,685,094		$(6,743)

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS—76.11%
Accommodation—0.46%
Marriott International, Inc.	11,980	$995,538
Wyndham Worldwide Corp.	3,630	332,072

		1,327,610

Administration of Human Resource Programs—0.14%
WageWorks, Inc.(a)	6,855	393,820

Administrative and Support Services—0.94%
Experian PLC—ADR	47,000	868,090
Kforce, Inc.	23,950	565,220
Moody’s Corp.	7,105	688,759
On Assignment, Inc.(a)	5,225	199,647
WNS Holdings Ltd.—ADR(a)	16,925	414,155

		2,735,871

Air Transportation—0.61%
Bristow Group, Inc.	3,095	191,704
Ryanair Holdings PLC—ADR	7,309	463,025
Southwest Airlines Co.	25,750	1,113,430

		1,768,159

Ambulatory Health Care Services—0.18%
Air Methods Corp.(a)	10,110	535,729

Amusement, Gambling, and Recreation Industries—0.17%
Las Vegas Sands Corp.	8,590	488,771

Apparel Manufacturing—0.20%
G-III Apparel Group Ltd.(a)	5,380	566,137

Beverage and Tobacco Product Manufacturing—2.47%
Altria Group, Inc.	4,340	244,299
British American Tobacco PLC—ADR	11,650	1,356,875
Carlsberg A/S—ADR	24,170	416,542
Coca-Cola Enterprises, Inc.	6,930	320,166
Japan Tobacco, Inc.—ADR(a)	49,920	788,736
LVMH Moet Hennessy Louis Vuitton SA—ADR	21,960	803,736
PepsiCo, Inc.	23,334	2,309,599
Philip Morris International, Inc.	8,187	679,194
The Coca-Cola Co.	5,610	242,913

		7,162,060

Broadcasting (except Internet)—1.60%
Comcast Corp.	15,874	942,598
Liberty Interactive Corp.(a)	26,809	791,670
Scripps Networks Interactive, Inc.	4,850	350,655
The Walt Disney Co.	12,100	1,259,368
Viacom, Inc.	18,366	1,284,518

		4,628,809

Building Material and Garden Equipment and Supplies Dealers—0.72%
Lowe’s Cos., Inc.	10,552	781,798
The Home Depot, Inc.	11,450	1,313,887

		2,095,685

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Chemical Manufacturing—8.08%
Acorda Therapeutics, Inc.(a)	13,645	$461,747
Actavis PLC(a)(b)	2,312	673,624
Akorn, Inc.(a)	11,990	645,182
Allergan, Inc.	4,130	961,216
Astellas Pharma, Inc.—ADR(a)	42,550	672,290
Axiall Corp.	9,325	431,841
Bayer AG—ADR	7,660	1,131,589
Cabot Corp.	8,950	403,824
Celgene Corp.(a)	11,640	1,414,609
Chemtura Corp.(a)	14,800	388,500
Dow Chemical Co.	13,190	649,475
El du Pont de Nemours & Co.	11,165	869,195
Eli Lilly & Co.	14,802	1,038,656
FMC Corp.	3,050	193,401
Gilead Sciences, Inc.(a)	16,720	1,731,022
Innophos Holdings, Inc.	5,255	294,963
Isis Pharmaceuticals, Inc.(a)	7,030	481,977
Ligand Pharmaceuticals, Inc.(a)	7,350	404,765
LyondellBasell Industries NV(b)	5,850	502,574
Merck & Co., Inc.	17,134	1,003,024
Pfizer, Inc.	71,001	2,436,755
Prestige Brands Holdings, Inc.(a)	8,035	309,669
Quaker Chemical Corp.	4,335	351,915
Quidel Corp.(a)	16,180	415,502
Roche Holding AG—ADR	29,890	1,020,146
Sanofi—ADR	20,214	987,656
Spectrum Pharmaceuticals, Inc.(a)	31,165	194,158
Teva Pharmaceutical Industries Ltd.—ADR	14,473	825,250
The Medicines Co.(a)	6,645	191,143
Valeant Pharmaceuticals International, Inc.(a)(b)	5,330	1,052,568
Vanda Pharmaceuticals, Inc.(a)	14,740	158,602
West Pharmaceutical Services, Inc.	12,135	664,027
WuXI PharmaTech (Cayman), Inc.—ADR(a)	11,800	471,410

		23,432,275

Clothing and Clothing Accessories Stores—0.47%
Express, Inc.(a)	17,545	242,472
Kate Spade & Co.(a)	11,400	392,730
The Gap, Inc.	3,780	157,248
The TJX Cos., Inc.	8,440	579,322

		1,371,772

Computer and Electronic Product Manufacturing—7.34%
Agilent Technologies, Inc.	10,600	447,426
Apple, Inc.	38,725	4,974,613
Applied Micro Circuits Corp.(a)	50,650	275,536
Arris Group, Inc.(a)	24,800	728,624
Cepheid, Inc.(a)	10,950	622,398
Cisco Systems, Inc.	27,123	800,399
DexCom, Inc.(a)	10,105	613,778
EMC Corp.	27,458	794,634
FARO Technologies, Inc.(a)	9,325	559,220
Guidewire Software, Inc.(a)	8,065	448,898

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Harris Corp.	5,380	$417,918
Hitachi, Ltd.—ADR(a)	6,090	415,216
Hollysys Automation Technologies Ltd.(b)	24,000	447,120
Illumina, Inc.(a)	1,440	281,462
Knowles Corp.(a)	27,761	531,623
Lenovo Group Ltd.—ADR	25,800	788,964
LG Display Co.—ADR(a)	33,060	511,438
Mettler-Toledo International, Inc.(a)	3,240	1,017,912
Micron Technology, Inc.(a)	31,780	974,692
Motorola Solutions, Inc.	10,441	709,362
NETGEAR, Inc.(a)	10,080	324,979
Northrop Grumman Corp.	5,688	942,558
Plantronics, Inc.	6,985	352,323
QUALCOMM, Inc.	7,360	533,674
Rofin-Sinar Technologies, Inc.(a)	15,185	363,984
SanDisk Corp.	8,660	692,194
Seagate Technology PLC(b)	5,080	310,490
Semtech Corp.(a)	17,950	519,294
Skyworks Solutions, Inc.	2,700	236,925
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR	25,530	626,251

		21,263,905

Construction of Buildings—0.16%
Sekisui House Ltd—ADR(a)	35,080	474,281

Couriers and Messengers—0.26%
United Parcel Service, Inc.	7,415	754,328

Credit Intermediation and Related Activities—8.27%
Ameriprise Financial, Inc.	6,624	885,165
Australia and New Zealand Banking Group—ADR	27,800	767,280
Banco de Chile—ADR	4,230	296,608
Banco Latinoamericano de Comercio Exterior SA Class E(b)	22,500	707,625
Banco Santander SA—ADR	100,500	731,640
Bank of America Corp.	72,265	1,142,510
Bank Of China Ltd.—ADR	101,980	1,465,452
BBCN Bancorp, Inc.	21,740	298,925
Citigroup, Inc.	21,187	1,110,623
Discover Financial Services	15,630	953,117
Fifth Third Bancorp	46,351	897,355
First NBC Bank Holding Co.(a)	9,835	321,801
Flushing Financial Corp.	14,125	276,568
Grupo Financiero Banorte SAB de CV—ADR	23,000	623,300
Independent Bank Corp.	9,360	391,435
Intesa Sanpaolo S.p.A—ADR	31,370	625,832
JPMorgan Chase & Co.	23,654	1,449,516
Kasikornbank Public Co. Ltd.—ADR	14,000	378,334
Mitsubishi UFJ Financial Group, Inc.—ADR	69,990	457,035
Old National Bancorp	19,725	277,925
Prosperity Bancshares, Inc.	9,115	471,519
PT Bank Mandiri (Persero), Tbk—ADR	36,520	337,445
PT Bank Rakyat—ADR	18,310	359,792
Royal Bank of Canada(b)	11,210	701,970
State Street Corp.	13,306	990,632
Sterling Bancorp	32,740	449,193

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Susquehanna Bancshares, Inc.	25,230	$338,334
Swedbank AB—ADR	35,470	925,767
Texas Capital Bancshares, Inc.(a)	5,750	266,973
The PNC Financial Services Group, Inc.	9,128	839,411
United Overseas Bank Ltd.—ADR	13,630	462,875
Visa, Inc.	6,220	1,687,548
Webster Financial Corp.	13,080	451,652
Wells Fargo & Co.	21,791	1,193,928
Western Alliance Bancorp(a)	15,400	437,206

		23,972,291

Data Processing, Hosting and Related Services—0.96%
AOL, Inc.(a)	13,553	549,439
DST Systems, Inc.	7,090	753,596
ExlService Holdings, Inc.(a)	6,075	212,018
Fiserv, Inc.(a)	10,920	852,524
InterXion Holding N.V.(a)(b)	12,720	405,386

		2,772,963

Electrical Equipment, Appliance, and Component Manufacturing—0.11%
Spectrum Brands Holdings, Inc.	3,450	323,196

Fabricated Metal Product Manufacturing—0.63%
Ball Corp.	6,580	471,852
Barnes Group, Inc.	12,550	502,251
Lincoln Electric Holdings, Inc.	3,040	209,882
Pentair PLC(b)	9,822	652,868

		1,836,853

Food and Beverage Stores—0.39%
Casey’s General Stores, Inc.	7,425	651,544
GrubHub, Inc.(a)	11,060	464,631

		1,116,175

Food Manufacturing—1.28%
Archer-Daniels-Midland Co.	17,640	844,603
Aryzta AG—ADR	22,500	901,800
J&J Snack Foods Corp.	4,070	411,843
Mondelez International, Inc.	41,734	1,541,446

		3,699,692

Food Services and Drinking Places—1.37%
Buffalo Wild Wings, Inc.(a)	2,580	493,090
Chipotle Mexican Grill, Inc.(a)	1,150	764,715
Del Frisco’s Restaurant Group, Inc.(a)	19,870	399,188
Jack in the Box, Inc.	6,910	668,129
Popeyes Louisiana Kitchen, Inc.(a)	9,260	555,693
Sodexo—ADR	6,120	616,896
The Cheesecake Factory, Inc.	9,710	461,419

		3,959,130

Funds, Trusts, and Other Financial Vehicles—0.07%
Greenhill & Co., Inc.	5,185	200,711

Furniture and Home Furnishings Stores—0.18%
Bed Bath & Beyond, Inc.(a)	6,850	511,421

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
General Merchandise Stores—0.50%
Big Lots, Inc.	9,350	$446,089
Macy’s, Inc.	8,200	522,504
Wal-Mart Stores, Inc.	5,779	485,031

		1,453,624

Health and Personal Care Stores—0.84%
CVS Health Corp.	17,488	1,816,478
Express Scripts Holding Co.(a)	7,228	612,862

		2,429,340

Heavy and Civil Engineering Construction—0.27%
Granite Construction, Inc.	11,365	376,409
MasTec, Inc.(a)	6,670	147,207
MYR Group, Inc.(a)	9,220	254,841

		778,457

Hospitals—0.20%
HCA Holdings, Inc.(a)	8,244	589,776

Insurance Carriers and Related Activities—3.71%
American International Group, Inc.	15,952	882,624
AMERISAFE, Inc.	3,435	142,690
Anthem, Inc.	3,830	560,904
Fidelity & Guaranty Life	14,755	305,133
FNF Group	23,384	858,660
Infinity Property & Casuality Corp.	4,485	347,812
Ing Groep NV—ADR(a)	57,660	855,098
MetLife, Inc.	16,546	841,033
Primerica, Inc.	7,190	379,201
Prudential PLC—ADR	22,860	1,149,629
Sanlam Ltd.—ADR	47,000	614,619
Selective Insurance Group, Inc.	13,910	378,769
The Travelers Cos., Inc.	6,149	660,649
United Fire Group, Inc.	9,580	276,287
UnitedHealth Group, Inc.	11,044	1,254,930
Unum Group	22,529	756,073
WellCare Health Plans, Inc.(a)	5,490	498,547

		10,762,658

Leather and Allied Product Manufacturing—0.35%
Iconix Brand Group, Inc.(a)	11,650	393,421
Steven Madden Ltd.(a)	16,867	615,814

		1,009,235

Machinery Manufacturing—1.91%
AAON, Inc.	21,053	473,903
Columbus McKinnon Corp.	14,165	376,222
ESCO Technologies, Inc.	10,190	392,723
Esterline Technologies Corp.(a)	2,410	284,019
Ingersoll-Rand PLC(b)	9,276	623,254
Kadant, Inc.	11,215	496,152
National Oilwell Varco, Inc.	10,246	556,870
Pall Corp.	3,140	316,543
Ricoh Corp., Ltd.—ADR(a)	46,900	466,890
SPX Corp.	6,690	596,280

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Techtronic Industries Co. Ltd.—ADR	54,000	$940,680

		5,523,536

Management of Companies and Enterprises—0.67%
American Equity Invesment Life Holding Co.	15,920	453,561
Ashai Kasei Corp.—ADR(a)	30,000	618,299
Bryn Mawr Bank Corp.	3,905	116,916
Cardinal Financial Corp.	17,045	333,571
City Holding Co.	8,820	407,043

		1,929,390

Merchant Wholesalers, Durable Goods—1.17%
Anixter International, Inc.(a)	4,975	392,478
Applied Industrial Technologies, Inc.	10,115	443,138
Cie Generale des Etablissements Michelin—ADR	36,500	700,435
Continental Building Products, Inc.(a)	15,855	330,735
O’Reilly Automotive, Inc.(a)	5,030	1,046,894
United Stationers, Inc.	11,695	472,361

		3,386,041

Merchant Wholesalers, Nondurable Goods—0.42%
Itochu Corp.—ADR(a)	26,500	594,263
Ralph Lauren Corp.	4,561	626,727

		1,220,990

Mining (except Oil and Gas)—0.29%
Vulcan Materials Co.	10,241	850,003

Miscellaneous Manufacturing—1.73%
Align Technology, Inc.(a)	8,700	498,945
Boston Scientific Corp.(a)	56,460	954,174
CONMED Corp.	10,540	540,702
CR Bard, Inc.	3,890	657,955
CryoLife, Inc.	29,480	308,950
Edwards Lifesciences Corp.(a)	2,000	266,040
Estee Lauder Cos., Inc.	5,150	425,751
Merit Medical Systems, Inc.(a)	14,645	287,188
Smith & Nephew PLC—ADR	29,200	1,076,020

		5,015,725

Motion Picture and Sound Recording Industries—0.17%
inContact, Inc.(a)	41,110	481,398

Motor Vehicle and Parts Dealers—0.15%
AutoNation, Inc.(a)	6,890	423,735

Oil and Gas Extraction—1.96%
BASF SE—ADR	5,890	563,673
Bonanza Creek Energy, Inc.(a)	5,675	152,941
Carrizo Oil & Gas, Inc.(a)	8,240	392,142
Diamondback Energy, Inc.(a)	4,925	350,709
EOG Resources, Inc.	9,010	808,376
Hess Corp.	7,442	558,745
Imperial Oil Ltd.(b)	10,970	423,881
Lukoil—ADR	10,600	514,312
Minerals Technologies, Inc.	6,940	508,216
Noble Energy, Inc.	12,830	605,961

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Parsley Energy, Inc.(a)	7,995	$119,046
Petroleo Brasileiro SA—ADR	51,500	341,445
RSP Permian, Inc.(a)	5,910	160,516
Sasol Ltd.—ADR	5,200	189,436

		5,689,399

Other Information Services—1.57%
Facebook, Inc.(a)	17,140	1,353,546
Google, Inc.(a)	1,178	657,795
Google, Inc.(a)	1,178	662,778
Liberty Global PLC(a)(b)	12,430	671,966
NetEase, Inc.—ADR	3,100	310,124
VeriSign, Inc.(a)	14,110	903,322

		4,559,531

Paper Manufacturing—0.54%
Kimberly-Clark Corp.	1,390	152,427
Neenah Paper, Inc.	7,390	446,504
Sealed Air Corp.	20,794	980,022

		1,578,953

Personal and Laundry Services—0.13%
Shutterfly, Inc.(a)	8,070	387,441

Petroleum and Coal Products Manufacturing—2.37%
BP PLC—ADR	22,800	944,832
Chevron Corp.	9,762	1,041,410
Exxon Mobil Corp.	1,496	132,456
Marathon Oil Corp.	25,062	698,227
Marathon Petroleum Corp.	4,130	433,650
Royal Dutch Shell PLC—ADR	10,689	698,740
Statoil ASA—ADR	48,420	910,780
Tesoro Corp.	2,650	243,376
Valero Energy Corp.	28,509	1,758,721

		6,862,192

Pipeline Transportation—0.05%
South Jersey Indsustries, Inc.	2,555	144,817

Plastics and Rubber Products Manufacturing—0.28%
Illinois Tool Works, Inc.	8,177	808,378

Primary Metal Manufacturing—0.27%
Kaiser Aluminum Corp.	4,975	375,861
Worthington Industries, Inc.	14,885	401,895

		777,756

Professional, Scientific, and Technical Services—3.80%
Amgen, Inc.	4,840	763,365
Baidu, Inc.—ADR(a)	2,220	452,325
Biogen Idec, Inc.(a)	2,890	1,183,715
Callidus Software, Inc.(a)	12,855	183,698
Convergys Corp.	18,210	406,994
Coupons.com, Inc.(a)	18,655	181,886
ICON PLC(a)(b)	8,290	572,093
IHS, Inc.(a)	3,800	446,614
Infosys Ltd.—ADR	25,600	939,775

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
International Business Machines Corp.	3,835	$621,040
MasterCard, Inc.	13,240	1,193,321
National CineMedia, Inc.	16,500	251,460
Omnicom Group, Inc.	11,078	881,144
Pandora A/S—ADR	35,500	809,045
Proofpoint, Inc.(a)	8,420	476,909
Rally Software Development Corp.(a)	16,225	193,078
Synaptics, Inc.(a)	6,245	536,758
TeleTech Holdings, Inc.(a)	13,490	327,807
Tetra Tech, Inc.	12,110	307,957
The KEYW Holding Corp.(a)	33,350	291,146

		11,020,130

Publishing Industries (except Internet)—2.25%
Intuit, Inc.	10,010	977,276
Microsoft Corp.	39,338	1,724,972
Oracle Corp.	36,470	1,598,115
SciQuest, Inc.(a)	20,855	363,086
SS&C Technologies Holdings, Inc.	8,970	544,300
Symantec Corp.	37,115	933,813
Tyler Technologies, Inc.(a)	3,240	386,759

		6,528,321

Rail Transportation—1.15%
Canadian National Railway Co.(b)	14,700	1,016,358
Norfolk Southern Corp.	7,690	839,440
Union Pacific Corp.	12,260	1,474,389

		3,330,187

Rental and Leasing Services—0.14%
McGrath RentCorp.	12,455	398,435

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.77%
Affiliated Managers Group, Inc.(a)	3,740	809,411
Evercore Partners, Inc.	7,895	404,461
Franklin Resources, Inc.	12,300	662,109
Legg Mason, Inc.	11,464	656,543
Medtronic PLC(b)	12,331	956,762
Nomura Holdings, Inc.—ADR	45,500	280,280
Stifel Financial Corp.(a)	8,850	484,715
T. Rowe Price Group, Inc.	8,200	677,320
Waddell & Reed Financial, Inc.	3,750	185,475

		5,117,076

Support Activities for Mining—0.30%
Pioneer Energy Services Corp.(a)	9,085	48,332
Schlumberger Ltd.(b)	9,809	825,526

		873,858

Support Activities for Transportation—0.70%
Hutchison Whampoa Ltd.—ADR	50,500	1,388,270
XPO Logistics, Inc.(a)	14,840	655,186

		2,043,456

Telecommunications—2.58%
AT&T, Inc.	13,325	460,512

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Atlantic Tele-Network, Inc.	4,675	$321,780
BT Group PLC—ADR	17,390	1,216,431
CenturyLink, Inc.	6,340	240,032
j2 Global, Inc.	7,180	482,855
RigNet, Inc.(a)	8,900	281,418
SK Telecom Co, Ltd.—ADR	31,340	911,053
SoftBank Corp.—ADR(a)	21,870	673,159
Tencent Holdings Ltd.—ADR	37,600	654,616
Verizon Communications, Inc.	32,307	1,597,581
Vodafone Group PLC—ADR	18,779	649,003

		7,488,440

Transportation Equipment Manufacturing—3.83%
Bayerische Motoren Werke AG—ADR	17,740	745,435
Eaton Corp PLC(b)	12,917	917,236
Embraer S.A.—ADR	14,410	504,206
General Dynamics Corp.	4,000	555,120
General Motors Co.	20,242	755,229
Honda Motor Co., Ltd.—ADR	20,785	688,815
Honeywell International, Inc.	8,292	852,252
Koc Holding AS—ADR	18,400	427,708
Lear Corp.	5,530	602,328
Lockheed Martin Corp.	3,580	716,179
Magna International, Inc.(b)	7,720	841,171
Nissan Motor Co., Ltd.—ADR	63,330	1,331,830
PT Astra International, Tbk—ADR	30,700	372,391
Tata Motor Ltd.—ADR	11,000	541,420
Tenneco, Inc.(a)	9,300	541,632
United Technologies Corp.	5,914	720,976

		11,113,928

Truck Transportation—0.18%
Roadrunner Transportation Systems, Inc.(a)	9,185	235,779
Swift Transportation Co.(a)	9,785	276,720

		512,499

Utilities—2.27%
Calpine Corp.(a)	27,887	591,204
Cleco Corp.	8,510	463,199
Électricité de France S.A—ADR	84,990	464,045
Entergy Corp.	3,450	274,310
Korea Electric Power Corp.—ADR(a)	32,030	662,380
Linde AG—ADR	35,040	708,509
NextEra Energy, Inc.	9,631	996,424
NorthWestern Corp.	7,815	423,495
ONEOK, Inc.	5,250	232,365
PG&E Corp.	11,706	628,963
Rolls Royce Holdings Plc—ADR	7,450	546,346
Tenaga Nasional Berhad—ADR	36,060	587,778

		6,579,018

Waste Management and Remediation Services—0.14%
US Ecology, Inc.	8,410	410,576

Water Transportation—0.28%
Royal Caribbean Cruises Ltd.(b)	10,600	810,052

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Shares	Value
Wood Product Manufacturing—0.11%
Boise Cascade Co.(a)	8,625	$307,136

Total Common Stocks (Cost $175,027,331)		220,587,131

Exchange-Traded Funds—18.12%
Guggenheim Frontier Markets ETF	77,700	1,062,936
iShares China Large-Cap ETF	19,200	840,192
iShares Global Energy ETF	42,700	1,587,159
Ishares MSCI EAFE ETF	252,500	16,430,175
iShares MSCI Italy Capped ETF	74,700	1,111,536
iShares MSCI South Korea Capped ETF	18,700	1,058,981
iShares MSCI Spain Capped ETF	30,600	1,070,082
iShares Russell 1000 Value	125,400	13,174,524
iShares Russell 2000 Value	21,700	2,659,335
iShares MSCI United Kingdom ETF	69,100	1,319,810
SPDR S&P Emerging Markets SmallCap ETF	76,100	3,453,418
Vanguard FTSE Emerging Markets ETF	12,700	530,860
Vanguard FTSE European ETF	23,700	1,324,593
Vanguard FTSE Pacific ETF	87,200	5,321,816
Vanguard Total Stock Market ETF	14,500	1,580,790

Total Exchange-Traded Funds (Cost $43,638,175)		52,526,207

Preferred Stocks—0.49%
Chemical Manufacturing—0.31%
Henkel AG & Co KGaA	7,605	898,302

Credit Intermediation and Related Activities—0.18%
Banco Bradesco SA	38,170	503,081

Total Preferred Stocks (Cost $1,301,400)		1,401,383

Real Estate Investment Trusts—1.57%
DCT Industrial Trust, Inc.	13,252	478,132
DuPont Fabros Technology, Inc.	12,150	380,417
EastGroup Properties, Inc.	5,345	336,735
EPR Properties	8,350	509,433
Kite Realty Group Trust	15,418	436,638
LaSalle Hotel Properties	13,075	508,879
Public Storage Common Stock	1,870	368,801
Ramco-Gershenson Properties Trust	21,030	393,682
Sovran Self Storage, Inc.	4,505	414,550
Weyerhaeuser Co.	20,791	729,972

Total Real Estate Investment Trusts (Cost $3,232,198)		4,557,239

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Principal Amount	Value
Money Market Funds—3.39%
Money Market Fund—3.39%
Fidelity Institutional Money Market Funds—Government Portfolio	$9,627,172	$9,627,171
STIT—Treasury Portfolio	192,305	192,305

Total Money Market Funds (Cost $9,819,476)		9,819,476

Total Investments (Cost $233,018,580)—99.68%		288,891,436
Other Assets in Excess of Liabilities—0.32%		935,052

Total Net Assets—100.00%		$289,826,488

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$191,768,300	$288,891,436
Cash	1,888	78,444
Receivables:
Receivable for investments sold	2,356,042	456,863
Dividends, interest receivable	757,796	296,725
Cash collateral held at broker for futures contracts	168,710	—
Receivable for Fund shares sold	1,327,345	1,849,635
Other Assets	23,086	15,839

Total Assets	196,403,167	291,588,942

Liabilities
Payables:
Payable for investments purchased	12,656,611	704,445
Payable for Fund shares redeemed	530,667	667,937
Payable to affiliates	121,649	117,597
Payable to Adviser	59,805	200,027
Accrued distribution fee	34,494	53,980
Accrued expenses and other liabilities	9,117	18,468

Total Liabilities	13,412,343	1,762,454

Net Assets	$182,990,824	$289,826,488

Net assets consist of:
Paid-in capital	$178,824,574	$227,233,182
Accumulated net investment income (loss)	367,725	(37,322)
Accumulated net realized gain (loss)	431,351	6,757,772
Net unrealized appreciation (depreciation) on:
Investments	3,449,386	55,872,856
Futures contracts	(78,976)	—
Foreign currency translation	(3,236)	—

Net assets	$182,990,824	$289,826,488

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	10,758,151	11,491,741
Net asset value and redemption price per share	$17.01	$25.22

(1) Cost of Investments	$188,318,914	$233,018,580
(2) Cost of Foreign Currencies	$—	$—

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Period Ended February 28, 2015 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$1,761,049	$389
Dividend	454,178	2,113,317 (1)

	2,215,227	2,113,706

Expenses:
Investment advisory fees	673,098	1,239,689
Distribution fees	210,343	326,234
Fund accounting fees	61,487	57,270
Transfer agent fees and expenses	85,341	72,732
Fund administration fees	61,418	83,418
Custody fees	23,936	35,998
Federal and state registration fees	15,512	18,029
Audit and tax fees	10,958	14,882
Reports to shareholders	5,621	10,440
Chief Compliance Officer fees and expenses	7,154	8,675
Legal fees	3,911	5,902
Trustees’ fees and related expenses	2,434	2,427
Other expenses	5,597	5,094

Total expenses before waiver	1,166,810	1,880,790
Less waivers and reimbursements by Adviser (Note 4)	(325,438)	(53,880)

Net expenses	841,372	1,826,910

Net Investment Income	1,373,855	286,796

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,256,121	9,296,527
Futures contracts closed	(154,965)	—
Foreign currency translation	(3,109)	885

	1,098,047	9,297,412

Net change in unrealized appreciation (depreciation) on:
Investments	(207,621)	969,105
Futures contracts	(77,676)	—
Foreign currency translation	(3,737)	(222)

	(289,034)	968,883

Net gain (loss) on investments, futures and foreign currency translation	809,013	10,266,295

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,182,868	$10,553,091

(1)	Net of $59,910 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Period Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations:
Net investment income	$1,373,855	$2,621,371
Net realized gain on investments, futures and foreign currency	1,098,047	914,537
Net change in unrealized appreciation (depreciation)	(289,034)	5,847,039

Net increase (decrease) in net assets resulting from operations	2,182,868	9,382,947

Dividends and distributions to shareholders:
Net investment income	(2,450,754)	(1,652,287)
Net realized gains	(720,054)	—

Total dividends and distributions	(3,170,808)	(1,652,287)

Fund share transactions:
Shares sold	43,562,226	68,737,103
Shares issued to holders in reinvestment of dividends	2,777,830	1,577,128
Shares redeemed	(25,296,429)	(58,271,497)

Net increase (decreases)	21,043,627	12,042,734

Net increase in net assets	20,055,687	19,773,394

Net Assets:
Beginning of year	162,935,137	143,161,743

End of Year*	182,990,824	162,935,137

* Including accumulated net investment income of:	$367,725	$1,444,624

Change in shares outstanding:
Shares sold	2,561,446	4,121,200
Shares issued to holders in reinvestment of dividends	165,544	96,472
Shares redeemed	(1,485,590)	(3,503,851)

Net increase (decreases)	1,241,400	713,821

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Period Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations:
Net investment income	$286,796	$1,357,616
Net realized gain on investments and foreign currency translation	9,297,412	9,829,931
Net change in unrealized appreciation	968,883	27,476,066

Net increase in net assets resulting from operations	10,553,091	38,663,613

Dividends and distributions to shareholders:
Net investment income	(1,283,055)	(669,633)
Net realized gains	(9,808,321)	(5,744,453)

Total dividends and distributions	(11,091,376)	(6,414,086)

Fund share transactions:
Shares sold	60,434,933	92,940,115
Shares issued to holders in reinvestment of dividends	10,064,801	6,164,426
Shares redeemed	(29,756,606)	(67,768,138)

Net increase	40,743,128	31,336,403

Net increase in net assets	40,204,843	63,585,930

Net Assets:
Beginning of year	249,621,645	186,035,715

End of Year*	289,826,488	249,621,645

* Including accumulated net investment income of:	$(37,322)	$958,937

Change in shares outstanding:
Shares sold	2,440,225	3,863,276
Shares issued to holders in reinvestment of dividends	411,985	262,539
Shares redeemed	(1,203,536)	(2,839,241)

Net increase	1,648,674	1,286,574

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$17.12	$16.26	$17.19	$16.61	$17.17

Income from investment operations:
Net investment income(1)	0.14	0.30	0.21	0.33	0.48
Net realized and unrealized gain (loss)	0.07	0.76	(0.64)	0.75	0.21

Total from investment operations	0.21	1.06	(0.43)	1.08	0.69

Less distributions paid:
Dividends from net investment income	(0.25)	(0.20)	(0.21)	(0.31)	(0.51)
Distributions from net realized gains	(0.07)	—	(0.29)	(0.19)	(0.74)

Total distributions paid	(0.32)	(0.20)	(0.50)	(0.50)	(1.25)

Paid-in capital from redemption fees (Note 2)	—	—	—	—	—

Net asset value, end of period	$17.01	$17.12	$16.26	$17.19	$16.61

Total return(2)	4.11%	6.58%	(2.58)%	6.70%	4.34%

Ratios/supplemental data
Net assets, end of period (000)	$182,991	$162,935	$143,162	$87,127	$73,660
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.39%	1.42%	1.41%	1.48%	1.50%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(3)	1.25%	1.37%	0.84%	1.53%	2.43%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(3)	1.63%	1.79%	1.25%	2.01%	2.92%
Portfolio turnover rate(2)	70.0%	245.1%	233.8%	331.9%	327.1%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$25.36	$21.74	$18.66	$17.66	$15.34

Income (loss) from investment operations:
Net investment income (loss)(1)	0.03	0.15	0.15	0.14	0.09
Net realized and unrealized gain (loss)	0.87	4.23	3.15	1.54	2.82

Total from investment operations	0.90	4.38	3.30	1.68	2.91

Less distributions paid:
Dividends from net investment income	(0.12)	(0.08)	(0.11)	(0.10)	(0.08)
Distributions from net realized gains	(0.92)	(0.68)	(0.11)	(0.58)	(0.51)

Total distributions paid	(1.04)	(0.76)	(0.22)	(0.68)	(0.59)

Paid-in capital from redemption fees (Note 2)	—	—	—	—	—

Net asset value, end of period	$25.22	$25.36	$21.74	$18.66	$17.66

Total return(2)	8.71%	20.40%	17.83%	9.92%	18.87%

Ratios/supplemental data
Net assets, end of period (000)	$289,826	$249,622	$186,036	$90,228	$64,144
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.36%	1.47%	1.54%	1.63%	1.70%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(3)	0.26%	0.56%	0.56%	0.53%	0.17%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(3)	0.22%	0.63%	0.70%	0.76%	0.47%
Portfolio turnover rate(2)	27.0%	30.4%	39.0%	38.8%	65.3%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2015 (unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal. The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities other than short-term instruments are valued in accordance with prices supplied by a Pricing Service. A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2015:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities:
Asset Backed Securities	$—	$21,556,437	$—	$21,556,437
Collateralized Mortgage Obligation	—	—	—	—
Corporate Bonds	—	37,323,454	—	37,323,454
Foreign Corporate Bonds	—	8,273,344	—	8,273,344
Foreign Government Agency Issues	—	1,330,668	—	1,330,668
Foreign Government Notes/Bonds	—	1,316,342	—	1,316,342
Mortgage Backed Securities	—	34,372,999	—	34,372,999
Municipal Bonds	—	792,629	—	792,629
U.S. Government Agency Issues	—	11,782,356	—	11,782,356
U.S. Government Note/Bond	—	29,904,415	—	29,904,415
U.S. Treasury Bill	—	1,999,622	—	1,999,622

Total Fixed Income Securities	—	148,652,266	—	148,652,266
Exchange-Traded Funds	33,452,019	—	—	33,452,019
Money Market Funds	9,664,015	—	—	9,664,015

Total Investments in Securities	$43,116,034	$148,652,266	$—	$191,768,300

Liabilities:
Futures Contracts*	$78,976	$—	$—	$78,976

*	Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized depreciation of $78,976.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks
Accommodation and Food Services	$7,856,539	$—	$—	$7,856,539
Administration and Support and Waste Management and Remediation Services	3,540,267	—	—	3,540,267
Arts, Entertainment, and Recreation	488,771	—	—	488,771
Broadcasting	4,628,809	—	—	4,628,809
Clothing and Clothing Accessories Stores	1,371,772	—	—	1,371,772
Construction and Building Material Supply Dealers	3,348,423	—	—	3,348,423
Couriers and Messengers	754,328	—	—	754,328
Credit Intermediation and Insurance	34,734,949	—	—	34,734,949
Data Processing, Hosting, and Related Services	2,772,963	—	—	2,772,963
Funds, Trusts, and Other Financial Vehicles	200,711	—	—	200,711
Furniture and Home Furnishings Stores	511,421			511,421
Health Care and Social Assistance	3,554,845	—	—	3,554,845
Information	4,559,531	—	—	4,559,531
Management of Companies and Enterprises	1,929,390	—	—	1,929,390
Manufacturing	91,280,957	—	—	91,280,957
Mining, Quarrying, and Oil and Gas Extraction	7,413,260	—	—	7,413,260
Motion Picture and Sound Recording Industries	481,398	—	—	481,398
Motor Vehicle and Part Dealers	423,735	—	—	423,735
Personal and Laundry Services	387,441	—	—	387,441
Professional, Scientific, and Technical Services	11,020,130	—	—	11,020,130
Publishing Industries	6,528,321	—	—	6,528,321
Real Estate and Rental and Leasing	398,435	—	—	398,435
Securities, Commodity Contracts, and Other	5,117,076	—	—	5,117,076
Telecommunications	7,488,440	—	—	7,488,440
Transportation and Warehousing	8,609,170	—	—	8,609,170
Utilities	6,579,018	—	—	6,579,018
Wholesale Trade	4,607,031	—	—	4,607,031

Total Common Stocks	220,587,131	—	—	220,587,131
Exchange-Traded Funds	52,526,207	—	—	52,526,207
Preferred Stocks	1,401,383	—	—	1,401,383
Real Estate Investment Trusts	4,557,239	—	—	4,557,239

Total Equity	279,071,960	—	—	279,071,960
Money Market Funds	9,819,476	—	—	9,819,476

Total Investments in Securities	$288,891,436	$—	$—	$288,891,436

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$623,300
Transfers out of Level 1	—

Net transfers in and/or out of Level 1	$623,300

Transfers into Level 2	$—
Transfers out of Level 2	623,300

Net transfers in and/or out of Level 2	$623,300

(1)	Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

During the six months ended February 28, 2015, no securities were transferred into or out of Level 1 or 2 for the Core Fixed Income Fund.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, foreign securities will be priced in their local currencies as of the close of their primary exchange market or as of the valuation time or valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange, generally at 4:00 P.M., Eastern time. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds held no Level 3 securities during the six months ended February 28, 2015.

The Funds may use certain options, futures and forward contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2015.

Core Fixed Income Fund

The Fund invested in derivative instruments such as futures during the year.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2015:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Assets—Unrealized appreciation*	$—	Assets—Unrealized depreciation*	$(78,976)

Total		$—		$(78,976)

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2015:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(154,965)	$(154,965)

Total	$(154,965)	$(154,965)

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Interest Rate Contracts	$(77,676)	$(77,676)

Total	$(77,676)	$(77,676)

ASU 2011-11 “Disclosures about offsetting Assets and Liabilities” deal with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments. The Funds are not subject to any Master Netting Agreements, therefore the Funds are not required to offset any assets or liabilities.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2015, the PMC Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $98,128. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$5,884,431
Short Futures	$7,954,666

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(d)	Options

The PMC Core Fixed Income Fund (the “Fund”) is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

During the six months ended February 28, 2015 the Fund did not have any written option or purchased options transactions.

(e)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(f)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to the Funds’ net asset value per share.

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2014	$1,652,287	$—
Year Ended August 31, 2013	3,037,081	741,719

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2014	$3,267,683	$3,146,403
Year Ended August 31, 2013	876,395	641,733

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

As of August 31, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$163,777,273	$194,423,669

Gross tax unrealized appreciation	$4,218,061	$57,245,759
Gross tax unrealized depreciation	(654,036)	(2,803,042)

Net tax unrealized appreciation	$3,564,025	$54,442,717

Undistributed ordinary income	$1,510,934	$2,736,683
Undistributed long-term capital gain	78,730	5,951,969

Total distributable earnings	$1,589,664	$8,688,652
Other accumulated gain/(loss)	501	222

Total accumulated earnings	$5,154,190	$63,131,591

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2014, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$70,033	$(139,727)
Accumulated Net Realized Gain (Loss)	$(162,169)	$(1,137,922)
Paid-in Capital	$92,136	$1,277,649

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2014. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2014. At August 31, 2014, the fiscal years 2011 through 2014 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses at least through December 29, 2015 to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.00% for the Core Fixed

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	PMC Core Fixed Income Fund	PMC Diversified Equity Fund
August 31, 2015	$216,876	$100,103
August 31, 2016	534,706	201,976
August 31, 2017	610,227	158,087
February 28, 2018	325,438	53,880

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Fixed Income LLC

Schroder Investment Management North America Inc.

William Blair & Company, L.L.C.

Diversified Equity Fund

Delaware Investments Fund Advisers

Loomis, Sayles & Company, L.P.

Mellon Capital Management Corporation

Neuberger Berman Management LLC (terminated as sub-advisor effective November 30, 2014)

Thomas White International, Ltd. (effective as of December 1, 2014)

William Blair & Company, L.L.C.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2015, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$210,343
Diversified Equity Fund	$326,234

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months, ended February 28, 2015, and owed as of February 28, 2015 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$61,418	$34,350
PMC Diversified Equity Fund	$83,418	$39,765

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2015 (unaudited)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank), an affiliate of USBFS, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2015, and owed as of February 28, 2015 are as follows:

Fund Accounting	Incurred	Owed
PMC Core Fixed Income Fund	$61,487	$25,917
PMC Diversified Equity Fund	$57,270	$26,604

Transfer Agency	Incurred	Owed
PMC Core Fixed Income Fund	$85,341	$49,166
PMC Diversified Equity Fund	$72,732	$30,211

Custody	Incurred	Owed
PMC Core Fixed Income Fund	$23,936	$8,682
PMC Diversified Equity Fund	$35,998	$16,725

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2015, and owed as of February 28, 2015 are as follows:

	Incurred	Owed
PMC Core Fixed Income Fund	$7,154	$3,534
PMC Diversified Equity Fund	$8,675	$4,303

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2015 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$97,216,835	$—
Other	42,073,930	98,019,676

Sales
U.S. Government	$82,592,325	$—
Other	29,323,377	69,383,917

(8)	Line of Credit

At August 31, 2014, the Core Fixed Income Fund and Diversified Equity Fund each had a line of credit in the amount of $5,000,000, which both mature August 14, 2015. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate (3.25% as of February 28, 2015). The Core Fixed Income Fund and Diversified Equity Fund did not utilize the line of credit during the period.

BASIS FOR TRUSTEES’ APPROVAL OF SUB-ADVISORY AGREEMENT WITH THOMAS WHITE INTERNATIONAL, LTD.

The Board of Trustees (the “Board” or “Trustees”) of Trust for Professional Managers (the “Trust”) met in person at a meeting held on October 28, 2014 to consider the approval of the sub-advisory agreement (the “TWI Sub-Advisory Agreement”) for the PMC Diversified Equity Fund (the “Fund”), a series of the Trust, entered into between the Fund’s investment adviser, Envestnet Asset Management, Inc. (the “Adviser”) and Thomas White International, Ltd. (“TWI”).

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the TWI Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the TWI Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the TWI Sub-Advisory Agreement, due diligence materials prepared by TWI (including a due diligence questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including TWI’s code of ethics) and other pertinent information. Based on their evaluation of the information provided by the Adviser and TWI, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the TWI Sub-Advisory Agreement for an initial term ending two years following the hiring of TWI as a Sub-Adviser.

DISCUSSION OF FACTORS CONSIDERED

In considering TWI the Sub-Advisory Agreement between the Adviser and TWI and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISER TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by TWI to the PMC Diversified Equity Fund. The Trustees considered TWI’s specific responsibilities in all aspects of day-to-day management of a portion of the PMC Diversified Equity Fund’s assets, as well as the qualifications, experience and responsibilities of Thomas S. White, Jr., Wei Li, Douglas M. Jackman, Jianzhong (John) Wu and Jinwen Zhang, who would serve as the portfolio managers for the segment of the PMC Diversified Equity Fund’s assets managed by TWI, and other key personnel at TWI. The Trustees concluded that TWI had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the TWI Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the PMC Diversified Equity Fund were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISER

In assessing the portfolio management services to be provided by TWI, the Board considered the qualifications, background and experience of the portfolio managers and the performance of a composite of other accounts managed by TWI using a similar strategy to that which would be applied to TWI’s segment of the PMC Diversified Equity Fund, compared to benchmark indices and to the performance of the sleeve of the PMC Diversified Equity Fund currently managed by Neuberger Berman Management, LLC. The Trustees noted for the year-to-date period ended August 31, 2014, and for the one-year, three-year and five-year periods ended December 31, 2013, the TWI composite had outperformed the MSCI All Country World ex US Index, the MSCI EAFE Index and the sleeve of the PMC Diversified Equity Fund currently managed by Neuberger Berman Management, LLC, and for the ten-year and since inception periods ended December 31, 2013, the TWI composite had also outperformed the MSCI All Country World ex US Index and the MSCI EAFE Index. The Trustees concluded that the PMC Diversified Equity Fund and its shareholders were likely to benefit from TWI’s management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by the Adviser to TWI under the TWI Sub-Advisory Agreement. Since TWI’s sub-advisory fees would be paid by the Adviser, the overall advisory fee paid by the PMC Diversified Equity Fund would not be directly affected by TWI’s sub-advisory fee. Consequently, the

Trustees did not consider the costs of services to be provided by TWI or its profitability from its relationship with the PMC Diversified Equity Fund because the Trustees did not consider these factors as relevant. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to TWI by the Adviser were reasonable in light of the services to be provided under the TWI Sub-Advisory Agreement.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to TWI would not be paid by the PMC Diversified Equity Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by TWI from its association with the PMC Diversified Equity Fund. The Trustees concluded that the benefits that TWI may receive appear to be reasonable, and in many cases may benefit the PMC Diversified Equity Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the TWI Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the PMC Diversified Equity Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, concluded the approval of the TWI Sub-Advisory Agreement, including the sub-advisory fees, would be in the best interests of the PMC Diversified Equity Fund and its shareholders.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	80.71%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2014 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	70.96%

For the fiscal year ended August 31, 2014, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	79.51%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2014. Both Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The amounts designated as long-term capital gains were as follows:

Core Fixed Income Fund	$4,563
Diversified Equity Fund	$875,224

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 59	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair, Department of Accounting, Marquette University (2004–present).	38	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	38	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 71	Trustee	Indefinite Term; Since October 23, 2009	Retired (2011–present) Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–2011).	38	Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies); Independent Manager, Manager, Ramius IDF fund complex (two closed-end investment companies); Independent Trustee, Gottex Trust (an open-end investment company with one portfolio).

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	38	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 41	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 35	Secretary	Indefinite Term; Since November 15, 2005	Vice President, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Age: 33	Assistant Secretary	Indefinite Term; Since January 22, 2015	Vice President, U.S. Bancorp Fund Services, LLC (April 2012–present); Research Associate, Vista360, LLC (May 2010–April 2012); Student, Marquette University Law School (August 2007–May 2012).	N/A	N/A

Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chief Compliance Officer, Vice President, and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (January 2014–present); Senior Vice President, Ariel Investments LLC, (2010–2013); Vice President, Ariel Investments, LLC (2003–2010).	N/A	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A

Peter J. Chappy 615 E. Michigan St. Milwaukee, WI 53202 Age: 39	Assistant Treasurer	Indefinite Term; Since January 22, 2015	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A

Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Age: 27	Assistant Treasurer	Indefinite Term; Since January 22, 2015	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2010–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	April 30, 2015

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	April 30, 2015

*	Print the name and title of each signing officer under his or her signature.